Derivatives - Foreign currency agreements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Number of foreign currency agreements (Euro/US dollar contracts)	2	16	16
Foreign currency agreements value	$ 5,000	$ 25,000	$ 36,000
Average forward rate	1.28	1.3422	1.3269
Forward rate contract expiration frequency	monthly intervals up to February 2013	monthly intervals in 2012	monthly intervals in 2011
Gain (Loss) on derivative instruments from forward contracts	$ 1,149	$ (1,442)	$ 414